Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net change in unrealized gains on securities, taxes	$ (12.9)	$ 42.6	$ 53.5
Net change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, taxes	$ (0.3)	$ 0.4	$ 0.5